Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
2. Investment Securities
Unrealized losses in the investment securites portfolio relating to debt securities			$ 5,500,000
Proceeds from sales of investment securities available for sale	$ 56,300,000	$ 20,700,000
Gross losses	56,000	4,000
Gains on sales of available for sale securities	2,700,000	$ 230,000
Securities pledged to secure public deposits	$ 77,300,000		$ 98,600,000